12. Flow-Through Share Liability	12 Months Ended
Jun. 30, 2024
Notes
12. Flow-Through Share Liability

12. Flow-Through Share Liability

Flow-through share liability includes the liability portion of the flow-through shares issued. The flow-through common shares issued in the Offering (defined hereafter) completed on September 21, 2023 were issued at a premium to the market price in recognition of the tax benefits accruing to subscribers. The flow-through premium was calculated to be $3,637,149 and will be derecognized through income as eligible expenditures are incurred. For the period from September 21, 2023, to June 30, 2024, the Company incurred eligible expenditures of $2,457,316, satisfying $1,159,632 of such premium. As at June 30, 2024, the flow-through share liability is carried at a balance of $2,477,517.

The following is a continuity schedule of the liability of the flow-through share liability:

$
Balance, June 30, 2023 and 2022	-
Liability incurred on issuance of flow-through shares	3,637,149
Settlement of flow-through share liability on incurred expenditures	(1,159,632)
Balance, June 30, 2024	2,477,517